Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Net income (loss) before income taxes	$ (9,978)	(62,164)	24,993	50,754
Computed "expected" tax expense			(6,604)	(13,275)
Non-deductible expenses			(767)	4,425
Non-taxable income			940	(1,965)
Tax holiday			2,641	8,850
Tax effect of deferred tax and tax rates differential	1,240	7,727	(165)	(9,094)
Actual income tax benefit (expense)	$ (1,240)	(7,727)	3,955	11,059